Income taxes and deferred taxes (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income taxes and deferred taxes
Current tax income/(expense) for the year	€ (275)	€ (434)	€ (407)	€ (547)
Deferred tax income/(expense)	(3)	(7)	3	(4)
Total Income Tax Income/(Expense)	€ (278)	€ (441)	€ (404)	€ (551)